Investments in Joint Ventures and Associates - Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]	Dec. 31, 2021
Disclosure of joint ventures [Line Items]
Carrying amount	€ 1,430	€ 1,430	[1]	€ 1,715		€ 1,715
ASR [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	8,289
Net assets of joint venture excluding goodwill	8,180
Fair value adjustments	47
Goodwill on acquisition	117
Carrying amount	2,618
Aegon [member] | ASR [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	2,453
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	683	658
Net assets of joint venture excluding goodwill	603	578
Goodwill on acquisition	80	80
Carrying amount	387	375
Santander Spain Life [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	308	295
AIFMC [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	810	903
Net assets of joint venture excluding goodwill	809	902
Goodwill on acquisition	1	1
Carrying amount	397	471
AIFMC [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	397	471
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	1,157	1,067
Net assets of joint venture excluding goodwill	1,030	972
Goodwill on acquisition	128	95
Carrying amount	646	584
Other Joint ventures [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	€ 518	€ 488

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.